SALES OF FUTURE RECEIPTS	9 Months Ended
Sep. 30, 2025
Sales Of Future Receipts
SALES OF FUTURE RECEIPTS

4.	SALES OF FUTURE RECEIPTS

	September 30, 2025		December 31, 2024
Sale of Future Receipts payable
Opening Balance January 1		$1,688,435	$1,467,899
Payment received in the period		$4,050,000	$1,478,776
Repayments in receipts in the period		$(6,346,033)	$(3,564,283)
Interest expense for the period		$607,598	$2,306,044
Closing Balance-End of Period -	$	NIL	$1,688,435

During the period ended September 30, 2025 and the year ended December 31, 2024, the Company entered into multiple agreements for the sale of future receipts with the same purchaser. Under the terms of these agreements, the Company received advances in exchange for a percentage of its future revenues, with specified repayment terms and interest rates, as follows:

(a) On January 31, 2024, the Company entered into an agreement to sell future receipts in the amount of $489,331. The Company received net proceeds of $323,632 after transaction fees. The advance was repayable in weekly instalments of $17,476 over 28 weeks, accruing interest at a rate of 3.1% per week. This agreement was fully repaid as of September 30, 2024.

(b) On March 26, 2024, the Company entered into an agreement to sell future receipts in the amount of $2,920,000, which included the rollover of the remaining balance of the December 2023 agreement. The Company received net proceeds of $401,143 after transaction fees. The advance was repayable in weekly installments of $100,690 over 28 weeks, accruing interest at a rate of 3.2% per week. As of September 30, 2025, the outstanding principal balance was $NIL.

(c) On October 16, 2024, the Company entered into an agreement to sell future receipts in the amount of $1,920,050, which included the rollover of the remaining balance of the March 2024 agreement. The total repayment amount was $2,803,273, payable in weekly instalments of $50,000 for 10 weeks followed by $104,694 for 22 weeks, accruing interest at a rate of 3.2% per week. As of December 31, 2024, the outstanding principal balance was $1,688,435. During the period January 1, 2025 to September 30, 20255, the Company repaid a total of $2,803,273 of which $679,598 was interest expense and the repayment of principal of $2,213,675. The principal balance of this sale of future receipts at September 30, 2025 is $NIL.

(d) During the nine months ended September 30, 2025, the Company entered into weekly revolving agreements for a $200,000 sale of future receipts, accruing interest at a rate of 2% per week, which was repaid weekly in the amount of $204,000 which was $200,000 of principal and $4,000 of interest expense. Over the period, the sum of the sale of future receipts totalled $3,800,000, and the sum of the repayments of these future receipts was $3,800,000 of which $3,80,000 was principal repayments and $68,000 was interest expense. The principal balance of this sale of future receipts at September 30, 2025 is $NIL.

(e) On May 21, 2025, the Company entered into an agreement for the sale of future receipts in the amount of $250,000. The net proceeds received on this date was $250,000. Interest expenses for the period was $4,000 and repayment of principal of $250,000 during the period. The principal balance of this sale of future receipts at September 30, 2025 is $NIL.

Each of these agreements are collateralized by 15% of the Company’s future revenues until repayment in full and secured by a security interest in the Company’s present and future accounts receivable.

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024